Income Taxes - Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non-current deferred income tax assets:
Tax loss carryforwards	$ 30,239,898	$ 22,274,378
Deferred revenue	1,856,507	2,098,191
Research and development credits	2,382,047	2,382,047
Stockbased compensation	489,694	277,948
Bad debt		11,053
Compensation	431,649	9,766
Fixed assets	160,784	63,570
Patent amortization	97,942	106,622
Other	669,151	768,936
Valuation allowance	(36,327,672)	$ (27,992,511)
Valuation allowance
Increase (Decrease) in the valuation allowance	$ 8,335,161